Subsequent events (Details) - EUR (€) € in Millions		1 Months Ended
	Feb. 05, 2024	Jan. 31, 2024	Dec. 31, 2023
Orange Espagne [Members]
Disclosure of non-adjusting events after reporting period [line items]
Amount claimed by entity in tax dispute			€ 180
Assets recognized on tax dispute			€ 0
Disposal of major subsidiary [member] | OCS and Orange Studio [member] | Forecast [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loss on disposal of subsidiary		€ (170)
Commencement of major litigation [member] | Orange Espagne [Members]
Disclosure of non-adjusting events after reporting period [line items]
Tax authorities reimburse amount	€ 174